UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21496
                                                    -----------

  Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ---------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
          ------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: November 30
                                              -------------

                   Date of reporting period: August 31, 2011
                                            -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.


MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND PORTFOLIO OF INVESTMENTS (a)
AUGUST 31, 2011 (UNAUDITED)

     SHARES                                     DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------      --------------

COMMON STOCKS (b) - 90.0%

                 AUSTRALIA - 17.0%
      1,117,453  Asciano Group (c)...................................................      $    1,882,312
      1,042,962  Australian Infrastructure Fund (c)..................................           2,127,904
      1,079,803  MAp Group (c).......................................................           3,655,866
      3,539,084  SP AusNet (c).......................................................           3,513,238
      6,874,821  Spark Infrastructure Group (c) (d)..................................           9,249,790
        357,527  Transurban Group (c)................................................           1,983,656
                                                                                           --------------
                                                                                               22,412,766
                                                                                           --------------

                 CANADA - 7.5%
        207,637  EnerCare, Inc. .....................................................           1,585,954
        215,896  Northland Power, Inc. ..............................................           3,472,238
        101,549  Pembina Pipeline Corp. .............................................           2,643,198
         50,637  TransCanada Corp. ..................................................           2,190,323
                                                                                           --------------
                                                                                                9,891,713
                                                                                           --------------

                 FRANCE - 12.3%
         37,343  Aeroports de Paris (c)..............................................           3,117,208
        245,824  GDF Suez (c)........................................................           7,721,395
        102,567  Vinci S.A. (c)......................................................           5,351,779
                                                                                           --------------
                                                                                               16,190,382
                                                                                           --------------

                 GERMANY - 5.5%
        190,015  E.On AG (c).........................................................           4,149,574
         17,580  Fraport AG Frankfurt Airport Services Worldwide (c).................           1,229,888
         55,631  Hamburger Hafen Und Logistik AG (c).................................           1,897,381
                                                                                           --------------
                                                                                                7,276,843
                                                                                           --------------

                 ITALY - 8.3%
        490,664  Atlantia SpA (c)....................................................           7,906,054
        630,289  Enel SpA (c)........................................................           3,074,134
                                                                                           --------------
                                                                                               10,980,188
                                                                                           --------------

                 JAPAN - 1.5%
        426,000  Tokyo Gas Co., Ltd. (c).............................................           1,960,226
                                                                                           --------------

                 LUXEMBOURG - 1.1%
         53,809  SES Global (c)......................................................           1,470,805
                                                                                           --------------

                 SPAIN - 6.2%
        510,057  Abertis Infraestructuras S.A. (c)...................................           8,087,959
                                                                                           --------------

                 SWITZERLAND - 1.7%
          4,908  Flughafen Zuerich AG (c)............................................           2,168,653
                                                                                           --------------

                 UNITED KINGDOM - 12.9%
        519,331  Centrica plc (c)....................................................           2,516,321
        567,862  National Grid plc (c)...............................................           5,721,003
        101,040  Scottish and Southern Energy plc (c)................................           2,127,962
        199,499  Severn Trent plc (c)................................................           4,748,105
        196,322  United Utilities Group plc (c)......................................           1,908,590
                                                                                           --------------
                                                                                               17,021,981
                                                                                           --------------

                See Notes to Quarterly Portfolio of Investments           Page 1




MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (Continued)
AUGUST 31, 2011 (UNAUDITED)


     SHARES                                     DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------      --------------

COMMON STOCKS (b) - (Continued)

                 UNITED STATES - 16.0%
         51,600  American Electric Power Co., Inc. ..................................      $    1,993,308
         64,100  FirstEnergy Corp. ..................................................           2,836,425
         68,200  NextEra Energy, Inc. ...............................................           3,868,304
        183,500  PG&E Corp. .........................................................           7,771,225
         44,088  SemGroup Corp., Class A (e).........................................           1,010,938
         40,500  Southern Co. .......................................................           1,675,080
         74,300  Spectra Energy Corp. ...............................................           1,929,571
                                                                                           --------------
                                                                                               21,084,851
                                                                                           --------------
                 TOTAL COMMON STOCKS ................................................         118,546,367
                 (Cost $114,791,054)                                                       --------------


MASTER LIMITED PARTNERSHIPS (b) - 9.2%

                 UNITED STATES - 9.2%
         21,177  Energy Transfer Equity, L.P. .......................................             809,808
        139,877  Enterprise Products Partners, L.P. .................................           5,895,816
         90,281  Magellan Midstream Partners, L.P. ..................................           5,414,152
                                                                                           --------------
                 TOTAL MASTER LIMITED PARTNERSHIPS ..................................          12,119,776
                 (Cost $10,867,386)                                                        --------------


RIGHTS (b) - 0.3%

                 SPAIN - 0.3%
        510,057  Abertis Infraestructuras S.A. ......................................             402,981
                                                                                           --------------
                 TOTAL RIGHTS .......................................................             402,981
                 (Cost $0)                                                                 --------------

   PRINCIPAL                                      RATINGS (f)                  STATED
     VALUE               DESCRIPTION              MOODY'S S&P     RATE (g)   MATURITY (h)       VALUE
---------------  -----------------------------  ---------------  ----------  ------------  --------------

SENIOR FLOATING-RATE LOAN INTERESTS - 33.6%

                 ALTERNATIVE CARRIERS - 2.1%
$     2,900,000  Level 3 Financing, Inc., Term
                     Loan B2 .................    B1     B+        6.75%        09/01/18   $    2,729,625
                                                                                           --------------

                 CABLE & SATELLITE - 7.9%
      1,997,494  Bresnan Broadband Holdings,
                     LLC, Term Loan B ........    Ba3   BB+        4.50%        12/14/17        1,915,097
         40,924  Charter Communications
                     Operating, LLC,
                     Incremental Term Loan
                     B-2 .....................    Ba1   BB+        7.25%        03/06/14           38,878
      2,478,621  Charter Communications
                     Operating, LLC, Term Loan
                     C .......................    Ba1   BB+        3.50%        09/06/16        2,343,536
      1,461,769  CSC Holdings, Inc., Term Loan
                     B2, Extended Maturity ...   Baa3   BBB-       1.97%        03/29/16        1,393,552

Page 2          See Notes to Quarterly Portfolio of Investments




MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (Continued)
AUGUST 31, 2011 (UNAUDITED)


   PRINCIPAL                                      RATINGS (f)                  STATED
     VALUE               DESCRIPTION              MOODY'S S&P     RATE (g)   MATURITY (h)       VALUE
---------------  -----------------------------  ---------------  ----------  ------------  --------------

SENIOR FLOATING-RATE LOAN INTERESTS - (CONTINUED)

                 CABLE & SATELLITE - (CONTINUED)
$       493,750  CSC Holdings, Inc., Term Loan
                     B3, Extended Maturity ...   Baa3   BBB-       1.97%        03/29/16   $      467,520
      1,997,494  Knology, Inc., Term Loan B ..    B1     B+        4.00%        08/18/17        1,897,619
        164,118  UPC Broadband Holdings B.V.,
                     Term Loan T .............    Ba3    B+        3.69%        12/31/16          153,450
      2,324,144  UPC Broadband Holdings B.V.,
                     Term Loan X .............    Ba3    B+        3.69%        12/31/17        2,155,644
                                                                                           --------------
                                                                                               10,365,296
                                                                                           --------------

                 ELECTRIC UTILITIES - 2.1%
        997,500  Equipower Resources Holdings,
                     LLC, Term Loan B ........    Ba3   BB-        5.75%        01/26/18          957,600
      1,994,975  GenOn Energy, Inc., Term Loan    B2    BB-        6.00%        09/20/17        1,900,213
                                                                                           --------------
                                                                                                2,857,813
                                                                                           --------------

                 ENVIRONMENTAL & FACILITIES SERVICES - 1.4%
      1,980,000  EnergySolutions, LLC, Term
                     Loan ....................    Ba2   BB+        6.25%        08/15/16        1,881,000
                                                                                           --------------

                 HEALTH CARE FACILITIES - 9.7%
         64,478  CHS/Community Health Systems,
                     Inc., Delayed Draw Term
                     Loan ....................    Ba3    BB     2.47%-2.57%     07/25/14           59,884
      2,118,462  CHS/Community Health Systems,
                     Inc., Extended Term Loan     Ba3    BB     3.72%-3.82%     01/25/17        1,935,745
      1,254,046  CHS/Community Health Systems,
                     Inc., Term Loan .........    Ba3    BB     2.47%-2.57%     07/25/14        1,164,695
      3,597,027  HCA, Inc., Term Loan B-2 ....    Ba3    BB        3.50%        03/31/17        3,321,253
        469,758  HCA, Inc., Term Loan B-3 ....    Ba3    BB        3.50%        05/01/18          441,572
      1,279,933  Health Management Associates
                     Inc., Term Loan B .......    B1    BB-        2.00%        02/28/14        1,188,204
      2,992,500  IASIS Healthcare Corporation,
                     Term Loan  B.............    Ba3    B         5.00%        05/03/18        2,768,063
      1,975,125  Vanguard Health Systems,
                     Inc., Term Loan B .......    Ba2   BB-        5.00%        01/29/16        1,869,785
                                                                                           --------------
                                                                                               12,749,201
                                                                                           --------------

                 INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 9.6%
      3,496,875  AES Corp., Term Loan B ......    Ba1   BB+        4.25%        06/01/18        3,364,284
      2,493,750  Calpine Corp., Term Loan ....    B1     B+        4.50%        04/01/18        2,306,719
        500,000  Calpine Corp., Term Loan
                     B-2 .....................    B1     B+        4.50%        04/01/18          462,500
        400,000  Dynegy, Inc., Term Loan .....    NR     NR        9.25%        08/05/16          386,750
      1,100,000  Dynegy, Inc., Term Loan B ...    B2     B         9.25%        08/05/16        1,076,166

                See Notes to Quarterly Portfolio of Investments           Page 3




MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (Continued)
AUGUST 31, 2011 (UNAUDITED)


   PRINCIPAL                                      RATINGS (f)                  STATED
     VALUE               DESCRIPTION              MOODY'S S&P     RATE (g)   MATURITY (h)       VALUE
---------------  -----------------------------  ---------------  ----------  ------------  --------------

SENIOR FLOATING-RATE LOAN INTERESTS - (CONTINUED)

                 INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - (CONTINUED)
$       266,667  Longview Power, LLC,
                     Synthetic Letter of
                     Credit ..................    B3     B         2.50%        02/28/14   $      236,667
      1,733,333  Longview Power, LLC, Term
                     Loan B ..................    B3     B         2.44%        02/28/14        1,538,333
      3,000,000  NRG Energy, Inc., Term Loan B   Baa3   BB+        4.00%        07/01/18        2,902,500
        102,041  NSG Holdings, LLC, Synthetic
                     Letter of Credit ........    Ba2    BB        1.75%        06/15/14           96,429
        248,483  NSG Holdings, LLC, Term Loan     Ba2    BB        1.75%        06/15/14          234,817
                                                                                           --------------
                                                                                               12,605,165
                                                                                           --------------

                 WIRELESS TELECOMMUNICATION SERVICES - 0.8%
      1,044,276  Windstream Corp., Term Loan
                     B-2 .....................   Baa3   BB+     2.97%-3.00%     12/17/15        1,007,074
                                                                                           --------------
                 TOTAL SENIOR FLOATING-RATE LOAN INTERESTS ..........................          44,195,174
                 (Cost $46,598,185)                                                        --------------

                 TOTAL INVESTMENTS - 133.1% .........................................         175,264,298
                 (Cost $172,256,625) (i)

                 OUTSTANDING LOANS - (36.1%) ........................................         (47,500,000)

                 NET OTHER ASSETS AND LIABILITIES - 3.0% ............................           3,919,274
                                                                                           --------------
                 NET ASSETS - 100.0% ................................................      $  131,683,572
                                                                                           ==============

--------

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) All of these securities, excluding Tokyo Gas Co. Ltd., are available to serve as collateral for the outstanding loan. As of August 31, 2011, the aggregate market value of the securities available to serve as collateral on the outstanding loan was $129,108,898.

(c) Security is fair valued in accordance with procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended.

(d) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the Australian Exchange and trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(e)   Non-income producing security.

(f) Ratings below Baa3 by Moody's Investors Service, Inc. or BBB- by Standard & Poor's Ratings Group are considered to be below investment grade.

(g) Senior Loans in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum base LIBOR rate.

(h) Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.


Page 4          See Notes to Quarterly Portfolio of Investments

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND PORTFOLIO OF INVESTMENTS (a) - (Continued)
AUGUST 31, 2011 (UNAUDITED)


(i) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of August 31, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $13,597,942 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $10,590,269.

NR    Not Rated


VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of August 31, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                     LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1        SIGNIFICANT     SIGNIFICANT
                                                    VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                    8/31/2011        PRICES          INPUTS          INPUTS
                                                 --------------  --------------  --------------  --------------

Common Stocks:
    Australia.................................   $   22,412,766  $           --  $   22,412,766  $           --
    Canada....................................        9,891,713       9,891,713              --              --
    France....................................       16,190,382              --      16,190,382              --
    Germany...................................        7,276,843              --       7,276,843              --
    Italy.....................................       10,980,188              --      10,980,188              --
    Japan.....................................        1,960,226              --       1,960,226              --
    Luxembourg................................        1,470,805              --       1,470,805              --
    Spain.....................................        8,087,959              --       8,087,959              --
    Switzerland...............................        2,168,653              --       2,168,653              --
    United Kingdom............................       17,021,981              --      17,021,981              --
    United States.............................       21,084,851      21,084,851              --              --
                                                 --------------  --------------  --------------  --------------
       Total Common Stocks....................      118,546,367      30,976,564      87,569,803              --
                                                 --------------  --------------  --------------  --------------
Master Limited Partnerships*..................       12,119,776      12,119,776              --              --
Rights*.......................................          402,981         402,981              --              --
Senior Floating-Rate Loan Interests:..........
       Alternative Carriers...................        2,729,625              --       2,729,625              --
       Cable & Satellite......................       10,365,296              --       8,467,677       1,897,619
       Electric Utilities.....................        2,857,813              --       2,857,813              --
       Environmental & Facilities Services....        1,881,000              --       1,881,000              --
       Health Care Facilities.................       12,749,201              --      12,749,201              --
       Independent Power Producers & Energy
          Traders.............................       12,605,165              --       9,702,665       2,902,500
       Wireless Telecommunication Services....        1,007,074              --       1,007,074              --
                                                 --------------  --------------  --------------  --------------
              Total Senior Floating-Rate Loan
                 Interests....................       44,195,174              --      39,395,055       4,800,119
                                                 --------------  --------------  --------------  --------------

TOTAL INVESTMENTS.............................   $  175,264,298  $  43,499,321   $  126,964,858  $    4,800,119
                                                 ==============  ==============  ==============  ==============

* See the Portfolio of Investments for industry or country breakout.


                See Notes to Quarterly Portfolio of Investments           Page 5

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND PORTFOLIO OF INVESTMENTS (a) - (Continued)
AUGUST 31, 2011 (UNAUDITED)


All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of August 31, 2011, the Fund transferred common stocks valued at $79,787,043 from Level 1 to Level 2 of the fair value hierarchy. The common stocks that transferred from Level 1 to Level 2 did so as a result of foreign equities that were valued based on quoted prices at November 30, 2010 that are now being fair valued due to the change in value between the foreign markets close and the U.S. markets close on August 31, 2011. See Note A, "Portfolio Valuation" in the Notes to Quarterly Portfolio of Investments.

The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.


                                                                          CHANGE IN NET
INVESTMENTS AT FAIR VALUE USING       BALANCE AS OF                        UNREALIZED                        BALANCE AS OF
SIGNIFICANT UNOBSERVABLE INPUTS       NOVEMBER 30,      TRANSFERS IN      APPRECIATION      NET PURCHASES     AUGUST 31,
(LEVEL 3)                                 2010        (OUT) OF LEVEL 3   (DEPRECIATION)        (SALES)           2011
-----------------------------------  ---------------  -----------------  ----------------  ---------------  ---------------
Senior Floating-Rate Loan Interests     $ 1,895,000       $ 4,800,119        $  105,000       $(2,000,000)     $ 4,800,119
                                     ===============  =================  ================  ===============  ===============


                                               % OF TOTAL
INDUSTRY CLASSIFICATION(1)                     INVESTMENTS
-------------------------------------------  ---------------
Transportation Infrastructure                     18.6%
Electric Utilities                                18.5
Multi-Utilities                                   13.5
Oil, Gas & Consumable Fuels                       11.4
Water Utilities                                    3.8
Construction & Engineering                         3.1
Independent Power Producers & Energy
     Traders                                       2.0
Gas Utilities                                      1.1
Road & Rail                                        1.1
Diversified Consumer Services                      0.9
Media                                              0.8
-------------------------------------------  ---------------
                                     Total        74.8%
                                             ===============


(1) Represents the industry classification breakdown for the Core Component of the portfolio, which includes the Common Stock, Master Limited Partnership and Rights securities. It excludes the Senior Floating-Rate Loan Interest component of the portfolio, which makes up the remaining 25.2% of the portfolio.


Page 6          See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
                          AUGUST 31, 2011 (UNAUDITED)


                       VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund (the "Fund") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund) by the total number of Common Shares outstanding.

The Fund's investments are valued daily in accordance with valuation procedures adopted by the Fund's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended (the "1940 Act"). The following securities, for which accurate and reliable market quotations are readily available, will be valued as follows:

      Common stocks and other securities listed on any national or foreign exchange (excluding the NASDAQ National Market ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded. If there are no transactions on the valuation day, the securities are valued at the mean between the most recent bid and asked prices.

      Securities listed on the NASDAQ or the AIM are valued at the official closing price. If there is no official closing price on the valuation day, the securities are valued at the mean between the most recent bid and asked prices.

      Securities traded in the over-the-counter market are valued at their closing bid prices.

All market quotations used in valuing the Fund's securities will be obtained from a third party pricing service. If no quotation is received from a pricing service, attempts will be made to obtain one or more broker quotes for the security. In the event the pricing service does not provide a valuation, broker quotations are not readily available, or the valuations received are deemed unreliable, the Fund's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities. Additionally, if events occur after the close of the principal markets for certain securities (e.g., domestic debt and foreign securities) that could materially affect the Fund's NAV, First Trust will use a fair value method to value the Fund's securities. The use of fair value pricing is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. Fair valuation of common stocks and other equity securities will be based on the consideration of all available information, including, but not limited to the following:

      1)  the type of security;

      2)  the size of the holding;

      3)  the initial cost of the security;

      4)  transactions in comparable securities;

      5)  price quotes from dealers and/or pricing services;

      6)  relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)  an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)  ADR trading of similar securities;

      3)  closed-end fund trading of similar securities;

      4)  foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)  factors relating to the event that precipitated the pricing problem;

      7)  whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
                          AUGUST 31, 2011 (UNAUDITED)

Foreign securities traded outside the United States are generally valued once trading is complete, which is usually different from the close of the NYSE. Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE that will not always be reflected in the computation of the value of such securities. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures adopted by the Fund's Board of Trustees (see above). For certain foreign equity securities, a third party pricing service may be utilized to determine fair value. All securities and other assets of the Fund initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation.

The Senior Floating-Rate Loan Interests ("Senior Loans")(1) in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the value of Senior Loans may be based on infrequent and dated information. Because there is less reliable and objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are valued using information provided by a third party pricing service. The third party pricing service primarily uses broker quotes to value the Senior Loans. If the pricing service cannot provide a valuation for a particular Senior Loan or such valuation is deemed unreliable, First Trust may value such Senior Loan at a fair value according to procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act. Fair valuation of a Senior Loan is based on the consideration of all available information, including, but not limited to the following:

      1)  the fundamental business data relating to the issuer;

      2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

      3)  the type, size and cost of the security;

      4)  the financial statements of the issuer;

      5) the credit quality and cash flow of the issuer, based on the Sub-Advisor's or external analysis;

      6) the information as to any transactions in or offers for the security;

      7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;

      8)  the coupon payments;

      9) the quality, value and salability of collateral, if any, securing the security;

      10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management;

      11) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry; and

      12) other relevant factors.


Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical securities. An active market is a market in which transactions for the security occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

         o  Quoted prices for similar securities in active markets.

         o Quoted prices for identical or similar securities in markets that are non-active. A non-active market is a market where there are few transactions for the security, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

         o Inputs other than quoted prices that are observable for the security (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

         o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

--------
1 The terms "security" and "securities" used throughout the Notes to Quarterly Portfolio of Investments include Senior Loans.

  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
                          AUGUST 31, 2011 (UNAUDITED)

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the security.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of August 31, 2011, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Distributions received from a Fund's investments in Master Limited Partnerships ("MLP") generally are comprised of return of capital from the MLP to the extent of the cost basis of such MLP investments.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of purchase or sale for some of the Senior Loans. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments.

C. UNFUNDED LOAN COMMITMENTS:

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. The Fund did not have unfunded delayed draw loan commitments as of August 31, 2011.

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Macquarie/First Trust Global Infrastructure/Utilities Dividend &
              Income Fund
              ------------------------------------------------------------------

By (Signature and Title)*  /s/ James A. Bowen
                          ------------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Date   October 24, 2011
     --------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ James A. Bowen
                          ------------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Date   October 24, 2011
     --------------------

By (Signature and Title)*  /s/ Mark R. Bradley
                          ------------------------------------------------------
                          Mark R. Bradley, Treasurer, Chief Financial Officer and Chief Accounting Officer
                          (principal financial officer)

Date   October 24, 2011
     --------------------

* Print the name and title of each signing officer under his or her signature.